Feb. 28, 2019
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund
MainStay Conservative Allocation Fund

MAINSTAY FUNDS TRUST

Supplement dated June 14, 2019 (“Supplement”) to

MainStay Asset Allocation Funds Prospectus, Summary Prospectuses and Statement of Additional
Information, each dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

1.     Effective immediately, Class R1 shares are now available for sale for the following Fund:

MainStay Moderate Growth Allocation Fund

2.     Effective immediately, Class R2 shares are now available for sale for the following Funds:

MainStay Conservative Allocation Fund

MainStay Moderate Allocation Fund

MainStay Moderate Growth Allocation Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.